Financial risk management - Financial risk factors - Gross carrying amount and loss allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Credit risk
Carrying amount at beginning	¥ 83,613,004	¥ 68,410,449	¥ 87,143,310
Carrying amount at end	83,047,834	83,613,004	68,410,449
Gross carrying amount | Loans receivable
Credit risk
Carrying amount at beginning	9,829,675	5,798,839	5,248,804
Net (increases)/decreases	5,074,421	4,885,856	1,219,484
Write - offs	(1,565,290)	(945,311)	(672,136)
Currency translation differences	(747,489)	90,291	2,687
Carrying amount at end	12,591,317	9,829,675	5,798,839
Gross carrying amount | Not credit impaired | 12-month basis | Loans receivable
Credit risk
Carrying amount at beginning	9,287,244	5,551,986	4,861,831
Transfer from Stage 1 to Stage 2	(467,517)	(322,405)	(143,965)
Transfer from Stage 1 to Stage 3	(2,101,393)	(930,149)	(499,659)
Transfer from Stage 2 to Stage 1	2,655	25
Net (increases)/decreases	5,354,258	4,902,917	1,331,177
Currency translation differences	(628,531)	84,870	2,602
Carrying amount at end	11,446,716	9,287,244	5,551,986
Gross carrying amount | Not credit impaired | Lifetime basis | Loans receivable
Credit risk
Carrying amount at beginning	337,933	138,373	186,643
Transfer from Stage 1 to Stage 2	467,517	322,405	143,965
Transfer from Stage 2 to Stage 1	(2,655)	(25)
Transfer from Stage 2 to Stage 3	(348,198)	(121,231)	(124,269)
Net (increases)/decreases	(61,297)	(6,344)	(68,051)
Currency translation differences	(32,231)	4,755	85
Carrying amount at end	361,069	337,933	138,373
Gross carrying amount | Credit impaired | Lifetime basis | Loans receivable
Credit risk
Carrying amount at beginning	204,498	108,480	200,330
Transfer from Stage 1 to Stage 3	2,101,393	930,149	499,659
Transfer from Stage 2 to Stage 3	348,198	121,231	124,269
Net (increases)/decreases	(218,540)	(10,717)	(43,642)
Write - offs	(1,565,290)	(945,311)	(672,136)
Currency translation differences	(86,727)	666
Carrying amount at end	783,532	204,498	108,480
Allowance for credit losses | Loans receivable
Credit risk
Carrying amount at beginning	(1,149,945)	(460,212)	(604,506)
Net (increases)/decreases	(2,670,525)	(1,538,470)	(630,094)
Write - offs	1,565,290	945,311	672,136
Changes in ECL measurement	(32,863)	(71,201)	106,231
Currency translation differences	243,552	(25,373)	(3,979)
Carrying amount at end	(2,044,491)	(1,149,945)	(460,212)
Allowance for credit losses | Not credit impaired | 12-month basis | Loans receivable
Credit risk
Carrying amount at beginning	(700,838)	(252,350)	(272,753)
Transfer from Stage 1 to Stage 2	52,760	15,201	10,213
Transfer from Stage 1 to Stage 3	306,068	50,648	34,968
Transfer from Stage 2 to Stage 1	(1,827)	(16)
Net (increases)/decreases	(781,584)	(427,451)	(133,424)
Changes in ECL measurement	(51,290)	(66,153)	111,935
Currency translation differences	112,006	(20,717)	(3,289)
Carrying amount at end	(1,064,705)	(700,838)	(252,350)
Allowance for credit losses | Not credit impaired | Lifetime basis | Loans receivable
Credit risk
Carrying amount at beginning	(260,248)	(112,318)	(145,003)
Transfer from Stage 1 to Stage 2	(52,760)	(15,201)	(10,213)
Transfer from Stage 2 to Stage 1	1,827	16
Transfer from Stage 2 to Stage 3	262,730	93,045	98,398
Net (increases)/decreases	(242,481)	(217,500)	(49,867)
Changes in ECL measurement	10,029	(5,575)	(4,943)
Currency translation differences	23,949	(2,715)	(690)
Carrying amount at end	(256,954)	(260,248)	(112,318)
Allowance for credit losses | Credit impaired | Lifetime basis | Loans receivable
Credit risk
Carrying amount at beginning	(188,859)	(95,544)	(186,750)
Transfer from Stage 1 to Stage 3	(306,068)	(50,648)	(34,968)
Transfer from Stage 2 to Stage 3	(262,730)	(93,045)	(98,398)
Net (increases)/decreases	(1,646,460)	(893,519)	(446,803)
Write - offs	1,565,290	945,311	672,136
Changes in ECL measurement	8,398	527	(761)
Currency translation differences	107,597	(1,941)
Carrying amount at end	¥ (722,832)	¥ (188,859)	¥ (95,544)